Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
Schedule of contract liabilities
Contract liabilities consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Billings in advance of performance obligation under contracts, current	8,761,074	1,573,049	200,593
Billings in advance of performance obligation under contracts, non-current	-	-	-

Schedule of movement In contract liabilities
The movement in contract liabilities was as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	8,774,162	8,761,074	1,117,199
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(13,501,218)	(8,436,925)	(1,075,864)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	13,488,130	1,248,900	159,258
Ending balance	8,761,074	1,573,049	200,593
Less: Amount expected to be recognized as revenue beyond 12 months	-	-	-
Amount expected to be recognized as revenue in 12 months	8,761,074	1,573,049	200,593